Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SA FUNDS INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001075065
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2015
Prospectus Date	rr_ProspectusDate	Oct. 29, 2014